Subsequent events (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events
Schedule of capitalized costs for oil and gas exploration and production activities

	Consolidated entities
		Abroad				Equity Method Investees
	Brazil	South America	Others	Total	Total
December 31, 2022
Unproved oil and gas properties	4,227	55	−	55	4,282	−
Proved oil and gas properties	83,030	205	−	205	83,235	762
Support Equipment	69,735	732	1	733	70,468	−
Gross Capitalized costs	156,993	992	1	993	157,986	762
Depreciation, depletion and amortization	(52,836)	(769)	(1)	(770)	(53,606)	(224)
Net capitalized costs	104,156	223	−	223	104,380	538
December 31, 2021
Unproved oil and gas properties	4,455	115	-	115	4,570	-
Proved oil and gas properties	80,523	172	-	172	80,695	832
Support Equipment	67,988	777	1	778	68,766	-
Gross Capitalized costs	152,967	1,064	1	1,065	154,032	832
Depreciation, depletion and amortization	(51,621)	(733)	(1)	(734)	(52,355)	(296)
Net capitalized costs	101,345	331	-	331	101,677	536
December 31, 2020
Unproved oil and gas properties	17,438	112	-	112	17,550	-
Proved oil and gas properties	61,857	140	-	140	61,997	792
Support Equipment	73,199	761	1	762	73,961	-
Gross Capitalized costs	152,494	1,013	1	1,014	153,508	792
Depreciation, depletion and amortization	(43,008)	(687)	(1)	(688)	(43,696)	(316)
Net capitalized costs	109,486	326	-	326	109,812	476

[custom:DisclosureOfCostsIncurredInOilAndGasPropertyAcquisitionExplorationAndDevelopmentActivitiesExplanatory]
	Consolidated entities
		Abroad			Equity Method Investees
	Brazil	South America	Total	Total
December 31, 2022
Acquisition costs:
Proved	−	−	−	−	−
Unproved	892	−	−	892	−
Exploration costs	707	51	51	758	1
Development costs	6,883	31	31	6,914	30
Total	8,482	82	82	8,564	31
December 31, 2021
Acquisition costs:
Proved	−	−	−	−	−
Unproved	−	−	−	−	−
Exploration costs	682	5	5	687	−
Development costs	6,035	44	44	6,079	37
Total	6,717	49	49	6,766	37
December 31, 2020
Acquisition costs:
Proved	315	−	−	315	−
Unproved	24	−	−	24	−
Exploration costs	805	10	10	815	−
Development costs	5,664	3	3	5,667	57
Total	6,808	13	13	6,821	57

Summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves(*)	Crude oil in Brazil	Crude Oil in South America	Synthetic Oil in Brazil	Consolidated Total	Crude Oil in North America	Crude Oil in Africa	Total
Reserves at December 31, 2019	8,083	1	8	8,092	23	42	8,156
Revisions of previous estimates	269	(1)	(7)	261	−	−	261
Extensions and discoveries	35	−	−	35	−	−	35
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(61)	−	−	(61)	−	(41)	(102)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(792)	−	(1)	(793)	(4)	(1)	(798)
Reserves at December 31, 2020	7,534	−	−	7,534	18	−	7,552
Extensions and discoveries	−	−	−	−	−	−	−
Revisions of previous estimates	1,654	2	11	1,667	1	−	1,668
Sales of reserves	(9)	−	−	(9)	−	−	(9)
Production for the year	(773)	−	(1)	(774)	(3)	−	(777)
Reserves at December 31, 2021	8,406	2	10	8,419	17	−	8,435
Revisions of previous estimates	1,705	−	−	1,705	3	−	1,708
Sales of reserves (1)	(455)	−	(10)	(465)	(1)	−	(465)
Production for the year	(748)	−	(1)	(749)	(3)	−	(752)
Reserves at December 31, 2022	8,908	2	−	8,910	16	−	8,926

Summary of of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Natural Gas in Brazil	Natural Gas in South America	Synthetic Gas in Brazil	Consolidated Total	Gas Natural in North America	Gas Natural in Africa	Total
Reserves at December 31, 2019	8,381	156	12	8,549	9	47	8,605
Revisions of previous estimates	(93)	(119)	(11)	(222)	−	−	(222)
Extensions and discoveries	36	−	−	36	−	−	36
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(42)	−	−	(42)	−	(47)	(90)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(735)	(12)	(1)	(749)	(2)	−	(750)
Reserves at December 31, 2020	7,547	26	−	7,572	8	−	7,580
Extensions and discoveries	−	−	−	−	−	−	−
Revisions of previous estimates	1,615	167	19	1,802	−	−	1,802
Sales of reserves	(15)	−	−	(15)	−	−	(15)
Production for the year	(692)	(16)	(1)	(709)	(1)	−	(710)
Reserves at December 31, 2021	8,455	177	18	8,650	7	−	8,657
Revisions of previous estimates	1,667	16	−	1,682	−	−	1,682
Sales of reserves (1)	(408)	−	(17)	(425)	(1)	−	(425)
Production for the year	(626)	(20)	(1)	(647)	(1)	−	(648)
Reserves at December 31, 2022	9,088	173	−	9,261	6	−	9,267

Summary of information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves(*)	Oil equivalent in Brazil	Oil equivalent in South America	Synthetic Oil in Brazil	Consolidated Total	Oil equivalent in North America	Oil equivalent in Africa	Total
Reserves at December 31, 2019	9,480	27	10	9,517	24	49	9,590
Revisions of previous estimates	253	(21)	(9)	224	−	−	224
Extensions and discoveries	41	−	−	41	−	−	41
Improved Recovery	−	−	−	−	−	−	−
Sales of reserves	(68)	−	−	(68)	−	(49)	(117)
Purchases of reserves	−	−	−	−	−	−	−
Production for the year	(914)	(2)	(1)	(918)	(5)	(1)	(923)
Reserves at December 31, 2020	8,792	5	−	8,796	19	−	8,816
Extensions and discoveries	−	−	−	−	1	−	1
Revisions of previous estimates	1,923	30	14	1,967	2	−	1,969
Sales of reserves	(11)	−	−	(11)	−	−	(11)
Production for the year	(888)	(3)	(1)	(892)	(3)	−	(896)
Reserves at December 31, 2021	9,816	31	13	9,860	18	−	9,878
Revisions of previous estimates	1,983	3	−	1,986	3	−	1,988
Sales of reserves (1)	(523)	−	(12)	(536)	(1)	−	(536)
Production for the year	(852)	(4)	(1)	(857)	(3)	−	(860)
Reserves at December 31, 2022	10,423	31	−	10,453	17	−	10,470

[custom:DisclosureOfSupplementaryInformationOnOilAndGasExplorationProductionOfNetProvedDevelopedAndUndevelopedReservesExplanatory]

	2020
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,858	−	5,714	−	5,810
South America, outside Brazil (1)	−	−	26	−	5
Total Consolidated Entities	4,858	−	5,740	−	5,814
Equity Method Investees
North America (1)	17	−	7	−	18
Total Equity Method Investees	17	−	7	−	18
Total Consolidated and Equity Method Investees	4,875	−	5,747	−	5,833
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	2,676	−	1,833	−	2,982
South America, outside Brazil (1)	−	−	−	−	−
Total Consolidated Entities	2,676	−	1,833	−	2,982
Equity Method Investees
North America (1)	1	−	1	−	1
Total Equity Method Investees	1	−	1	−	1
Total Consolidated and Equity Method Investees	2,678	−	1,833	−	2,983
Total proved reserves (developed and undeveloped)	7,552	−	7,580	−	8,816
(1) South America oil reserves includes 21% of natural gas liquid (NGL) in proved developed reserves. North America oil reserves includes 6% of natural gas liquid (NGL) in proved developed reserves and 5% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

	2021
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,711	10	5,591	18	5,656
South America, outside Brazil (1)	1	−	79	−	14
Total Consolidated Entities	4,712	10	5,669	18	5,670
Equity Method Investees
North America (1)	15	−	6	−	16
Total Equity Method Investees	15	−	6	−	16
Total Consolidated and Equity Method Investees	4,727	10	5,675	18	5,686
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,695	−	2,865	−	4,173
South America, outside Brazil (1)	1	−	98	−	17
Total Consolidated Entities	3,696	−	2,963	−	4,190
Equity Method Investees
North America (1)	2	−	1	−	2
Total Equity Method Investees	2	−	1	−	2
Total Consolidated and Equity Method Investees	3,698	−	2,964	−	4,192
Total proved reserves (developed and undeveloped)	8,425	10	8,639	18	9,878
(1) South America oil reserves includes 24% of natural gas liquid (NGL) in proved developed reserves and 24% of NGL in proved undeveloped reserves. North America oil reserves includes 2% of natural gas liquid (NGL) in proved developed reserves and 3% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

	2022
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,185	−	5,447	−	5,093
South America, outside Brazil (1)	1	−	91	−	16
Total Consolidated Entities	4,186	−	5,538	−	5,109
Equity Method Investees
North America (1)	14	−	5	−	15
Total Equity Method Investees	14	−	5	−	15
Total Consolidated and Equity Method Investees	4,200	−	5,543	−	5,124
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,723	−	3,641	−	5,330
South America, outside Brazil (1)	1	−	82	−	14
Total Consolidated Entities	4,724	−	3,723	−	5,345
Equity Method Investees
North America (1)	2	−	1	−	2
Total Equity Method Investees	2	−	1	−	2
Total Consolidated and Equity Method Investees	4,726	−	3,724	−	5,347
Total proved reserves (developed and undeveloped)	8,926	−	9,267	−	10,470
(1) South America oil reserves includes 24% of natural gas liquid (NGL) in proved developed reserves and 24% of NGL in proved undeveloped reserves. North America oil reserves includes 2% of natural gas liquid (NGL) in proved developed reserves and 4% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off

Standardized measure of discounted future net cash flows:

	Consolidated entities			Equity Method Investees
	Brazil	South America	Total
December 31, 2022
Future cash inflows	983,826	837	984,663	1,581
Future production costs	(399,655)	(357)	(400,012)	(273)
Future development costs	(62,548)	(128)	(62,676)	(21)
Future income tax expenses	(178,412)	(88)	(178,500)	−
Undiscounted future net cash flows	343,211	264	343,475	1,287
10 percent midyear annual discount for timing of estimated cash flows (1)	(151,828)	(124)	(151,951)	(401)
Standardized measure of discounted future net cash flows	191,383	141	191,524	886
December 31, 2021
Future cash inflows	612,924	587	613,511	1,129
Future production costs	(264,158)	(261)	(264,419)	(329)
Future development costs	(44,027)	(107)	(44,134)	(28)
Future income tax expenses	(104,568)	(61)	(104,628)	−
Undiscounted future net cash flows	200,171	159	200,330	772
10 percent midyear annual discount for timing of estimated cash flows (1)	(85,391)	(70)	(85,461)	(303)
Standardized measure of discounted future net cash flows	114,780	89	114,869	470
December 31, 2020
Future cash inflows	333,248	69	333,317	667
Future production costs	(182,534)	(51)	(182,585)	(465)
Future development costs	(31,236)	(16)	(31,252)	(48)
Future income tax expenses	(46,862)	−	(46,862)	(79)
Undiscounted future net cash flows	72,616	2	72,618	75
10 percent midyear annual discount for timing of estimated cash flows (1)	(26,638)	−	(26,638)	(1)
Standardized measure of discounted future net cash flows	45,978	1	45,979	74

[custom:DisclosureOfStandardizedMeasureOfDiscountedFutureNetCashFlowProjectionsExplanatory]

	Consolidated entities			Equity Method Investees
	Brazil	South America	Total
Balance at January 1, 2022	114,780	89	114,869	470
Sales and transfers of oil and gas, net of production cost	(54,230)	(62)	(54,291)	(235)
Development cost incurred	6,883	31	6,913	29
Net change due to purchases and sales of minerals in place	(17,030)	−	(17,030)	−
Net change due to extensions, discoveries and improved recovery related costs	−	−	−	10
Revisions of previous quantity estimates	64,535	17	64,553	82
Net change in prices, transfer prices and in production costs	129,462	122	129,584	349
Changes in estimated future development costs	(23,317)	(39)	(23,356)	(4)
Accretion of discount	11,478	14	11,492	93
Net change in income taxes	(41,178)	(17)	(41,194)	−
Other - unspecified	−	(15)	(15)	92
Balance at December 31, 2022	191,383	141	191,524	886
Balance at January 1, 2021	45,978	1	45,979	74
Sales and transfers of oil and gas, net of production cost	(38,074)	(43)	(38,117)	(177)
Development cost incurred	6,035	44	6,079	37
Net change due to purchases and sales of minerals in place	(246)	−	(246)	−
Net change due to extensions, discoveries and improved recovery related costs	−	−	−	10
Revisions of previous quantity estimates	41,211	205	41,416	30
Net change in prices, transfer prices and in production costs	108,268	58	108,326	401
Changes in estimated future development costs	(19,900)	(119)	(20,019)	3
Accretion of discount	4,598	−	4,598	49
Net change in income taxes	(33,089)	(47)	(33,136)	48
Other - unspecified	−	(9)	(9)	(7)
Balance at December 31, 2021	114,780	89	114,869	470
Balance at January 1, 2020	88,121	69	88,190	1,412
Sales and transfers of oil and gas, net of production cost	(24,908)	(14)	(24,922)	(94)
Development cost incurred	5,664	3	5,666	57
Net change due to purchases and sales of minerals in place	(847)	−	(847)	(1,047)
Net change due to extensions, discoveries and improved recovery related costs	509	−	509	−
Revisions of previous quantity estimates	3,160	(35)	3,125	(10)
Net change in prices, transfer prices and in production costs	(54,606)	(145)	(54,751)	(375)
Changes in estimated future development costs	(4,716)	97	(4,618)	67
Accretion of discount	8,812	9	8,821	12
Net change in income taxes	24,788	24	24,812	51
Other - unspecified	-	(7)	(7)	1
Balance at December 31, 2020	45,978	1	45,979	74
Apparent differences in the sum of the numbers are due to rounding off.